Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (4,649,379)	$ (5,016,526)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation expense	1,192,368	1,177,801
Amortization expense of land use rights	45,000	44,917
Amortization expense of intangible assets	440,000	213,300
Amortization expense of right-of-use assets	55,380
Bad debt expense for accounts receivable	35,310	53,535
Bad debt expense for advances to suppliers	47,813	150,547
Inventory provision	293,774	224,461
Deferred tax assets, net		7,534
Gain from disposal of property, plant and equipment	(81,036)	(160,288)
Imputed Interest
Changes in operating assets and liabilities:
Accounts receivable	1,650,754	1,766,078
Notes receivable		(2,922)
Inventories	3,160,822	(428,134)
Advances to suppliers	(394,634)	2,992,304
Prepaid expenses and other receivables	(118,225)	(390,761)
Other long-term receivables	(50,509)	106,439
Accounts payable	(5,090,871)	452,977
Accrued expenses and other current liabilities	(101,528)	(481,177)
Advances from customers	(316,423)	221,124
Income tax payable	106,281	(669,986)
Operating lease liability	(118,348)
Other long-term payables		(7,081)
Net cash provided by (used in) operating activities	(3,893,451)	254,142
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(615,635)	(4,934,633)
Proceeds from disposal of property, plant and equipment	455,532	366,216
Purchases of intangible assets	(103,276)	(326,018)
Net cash used in investing activities	(263,379)	(4,894,435)
Cash Flows from Financing Activities:
Proceeds from capital contribution	1,275,570
Proceeds from private placement	980,000
Proceeds in 2024 from the current portion of Long-term payable	532,426
Proceeds from long-term payable liability	450,737	286,694
Proceeds from short-term bank borrowings	9,963,366	13,354,166
Repayments on short-term bank borrowings	(8,992,007)	(10,620,547)
Proceeds from short-term borrowings from third party individuals	1,518,095	157,681
Repayments on short-term borrowings from third party individuals	(2,014,876)	(215,020)
Proceeds from related parties	5,466,903	1,583,980
Repayments on related parties	(4,478,878)
Proceeds from Convertible notes	500,000
Net cash provided by financing activities	5,201,336	4,546,954
Effect of changes in currency exchange rates	(151,218)	(771,380)
Net (decrease) increase in cash and cash equivalents	893,288	(864,719)
Cash, cash equivalents and restricted cash at the beginning of period	1,157,424	3,806,920
Cash and cash equivalents and restricted cash at the end of period	2,050,712	2,942,201
Reconciliation of cash, cash equivalents and restricted cash to the Consolidated Balance Sheets
Cash and cash equivalents	1,744,631	2,620,400
Restricted cash	306,081	321,801
Total cash, cash equivalents and restricted cash	2,050,712	2,942,201
Supplemental disclosures of cash flows information:
Cash paid for income taxes	613	100,880
Cash paid for interest	$ 1,560,507	$ 566,254